Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Opening balance	$ 2,500	$ 2,500
Milestone consideration received during the period	0	0
Amount recognized as revenue during the period	0	0
Balance as of the end of the period	$ 2,500	$ 2,500